employee benefits expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee benefits expense - gross
Wages and salaries	$ 5,763	$ 4,800
Share-based compensation	172	194
Pensions - defined benefit	62	101
Pensions - defined contribution	130	120
Restructuring costs	440	81
Employee health and other benefits	284	257
Total	6,851	5,553
Capitalized internal labour costs, net
Capitalized contract acquisition costs	(91)	(92)
Amortized contract acquisition costs	93	83
Capitalized contract fulfilment costs	(24)	(11)
Amortized contract fulfilment costs	4	2
Property, plant and equipment	(366)	(379)
Intangible assets subject to amortization	(319)	(257)
Total	(703)	(654)
Net	6,148	4,899
Restructuring Costs | Digitally-led customer experiences
Employee benefits expense - gross
Share-based compensation	(1)	7
Restructuring and other costs | TELUS technology solutions
Employee benefits expense - gross
Pensions - defined benefit	$ 10	$ 0